Vessel Revenue and Voyage Expenses	6 Months Ended
Jun. 30, 2023
Vessel Revenue and Voyage Expenses [Abstract]
Vessel Revenue and Voyage Expenses
12.	Vessel Revenue and Voyage Expenses:

The following table presents the Company’s income statement figures derived from time charters for the six-month periods ended June 30, 2023 and 2022:

	June 30,
	2023	2022
Vessel revenues from time charters, net of commissions	45,030	62,513
Total	45,030	62,513

The trade accounts receivable of $625 and $720 as of June 30, 2023 and December 31, 2022, respectively, relate to time charters.

Deferred revenue as of June 30, 2023 was $1,931 and relates entirely to operating leases. The Deferred revenue is allocated on a straight-line basis over the minimum duration of each charter party, except for unearned revenue, which represents cash received in advance of services which have not yet been provided. Revenue recognized in 2023 from amounts included in Deferred revenue at the beginning of the period was $1,919.

Charterers individually accounting for more than 10% of revenues during the six-month periods ended June 30, 2023 and 2022 were:

Customer	2023	2022
A	26%	20%
B	26%	16%
C	18%	20%
D	14%	14%
Total	84%	70%

Voyage Expenses

The following table presents the Company’s income statement figures derived from time charters for the six-month periods ended June 30, 2023 and 2022:

	June 30,
	2023	2022
Voyage expenses from time charters, net of commissions	(1,308)	(2,646)
Total	(1,308)	(2,646)